UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS GNMA Fund
	Principal Amount ($)	Value ($)
Government National Mortgage Association 89.5%
Government National Mortgage Association:
4.5%, with various maturities from 10/15/2033 until 11/15/2040 (a)	388,819,251	403,999,729
5.0%, with various maturities from 11/15/2032 until 10/15/2040 (a) (b)	541,139,169	577,686,677
5.5%, with various maturities from 12/15/2025 until 4/15/2040 (a) (b)	508,666,842	549,530,388
6.0%, with various maturities from 8/20/2023 until 11/15/2039 (a) (b)	230,719,810	254,267,166
6.5%, with various maturities from 5/15/2032 until 7/20/2039 (b)	94,533,625	105,136,136
7.0%, with various maturities from 3/15/2022 until 6/20/2039 (b)	34,999,556	39,163,283
7.5%, with various maturities from 5/15/2022 until 1/15/2037	13,087,321	14,836,717

Total Government National Mortgage Association (Cost $1,877,477,842)		1,944,620,096
Commercial Mortgage-Backed Securities 0.2%
Government National Mortgage Association:
"Z", Series 2010-161, 3.7% *, 12/16/2050	4,000,000	2,809,670
"KZ", Series 2010-148, 3.98%, 9/16/2050	1,304,312	818,263

Total Commercial Mortgage-Backed Securities (Cost $3,964,393)		3,627,933
Collateralized Mortgage Obligations 15.9%
Federal Home Loan Mortgage Corp.:
"FO", Series 2418, 1.16% *, 2/15/2032	2,646,309	2,698,194
"GF", Series 2412, 1.21% *, 2/15/2032	3,584,414	3,658,036
"FA", Series 2419, 1.26% *, 2/15/2032	2,100,909	2,148,228
"F", Series 2439, 1.26% *, 3/15/2032	2,205,551	2,254,447
"FA", Series 2436, 1.26% *, 3/15/2032	2,205,551	2,254,447
"FQ", Series 2488, 1.26% *, 3/15/2032	2,250,984	2,300,887
"FW", Series 2456, 1.26% *, 3/15/2032	1,331,775	1,360,788
"ZW", Series 3763, 4.5%, 11/15/2040	10,037,500	9,432,513
"PT", Series 3586, IOette, 4.799% **, 2/15/2038	9,114,541	9,561,959
"57", Series 256, Interest Only, 5.0%, 3/15/2023	5,203,687	609,821
"ZK", Series 3382, 5.0%, 7/15/2037	13,995,740	14,415,986
"CZ", Series 3658, 5.0%, 4/15/2040	1,717,182	1,670,141
"PE", Series 2489, 6.0%, 8/15/2032	8,916,828	9,669,699
"TZ", Series 2778, 6.0%, 2/15/2034	2,980,677	3,157,548
"S17", Series 244, Interest Only, 6.19% **, 12/15/2036	50,955,232	6,480,124
"WS", Series 2877, Interest Only, 6.34% **, 10/15/2034	14,752,855	1,263,216
"A", Series 172, Interest Only, 6.5%, 1/1/2024	465,492	91,665
"SB", Series 2742, Interest Only, 6.74% **, 1/15/2019	7,751,980	1,157,129
"SB", Series 2788, Interest Only, 6.84% **, 10/15/2022	3,567,644	272,415
Federal National Mortgage Association:
"FA", Series 2002-23, 1.161% *, 4/25/2032	3,540,571	3,610,115
"OF", Series 2001-60, 1.211% *, 10/25/2031	1,117,994	1,139,341
"OF", Series 2001-70, 1.211% *, 10/25/2031	447,197	455,736
"FB", Series 2002-30, 1.261% *, 8/25/2031	3,075,008	3,143,914
"FA", Series 2003-11, 1.261% *, 9/25/2032	2,472,063	2,526,751
"FJ", Series 2002-52, 1.261% *, 9/25/2032	3,256,952	3,330,140
"25", Series 351, Interest Only, 4.5%, 5/1/2019	4,983,153	530,388
"21", Series 334, Interest Only, 5.0%, 3/1/2018	5,472,510	580,305
"20", Series 334, Interest Only, 5.0%, 3/1/2018	4,387,960	457,084
''23", Series 339, Interest Only, 5.0%, 7/1/2018	3,916,568	413,625
"BI", Series 2010-10, Interest Only, 5.0%, 9/25/2035	3,723,808	413,278
"PZ", Series 2007-47, 5.0%, 5/25/2037	12,007,573	12,657,641
"ZA", Series 2008-24, 5.0%, 4/25/2038	17,206,110	17,668,455
"ZX", Series 2010-13, 5.0%, 3/25/2040	15,636,850	15,467,077
"SD", Series 2008-45, Interest Only, 6.239% **, 6/25/2023	21,214,976	2,629,946
"ZQ", Series G93-39, 6.5%, 12/25/2023	4,111,213	4,515,946
Government National Mortgage Association:
"SY", Series 2008-83, Interest Only, 0.412% **, 8/20/2034	20,191,411	67,720
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	12,918,242	301,885
"HI", Series 2010-H06, Interest Only, 1.151% **, 4/20/2060	16,364,784	798,601
"BI", Series 2010-H01, Interest Only, 1.597% **, 1/20/2060	16,901,475	1,257,470
"FI", Series 2009-H01, Interest Only, 1.787% **, 11/20/2059	66,828,426	5,139,106
"HI", Series 2010-H21, Interest Only, 1.79% **, 10/20/2060	20,169,226	1,640,403
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	6,936,922	749,590
"BI", Series 2010-95, Interest Only, 4.5%, 8/20/2032	11,232,597	969,589
"AI", Series 2009-22, Interest Only, 4.5%, 10/16/2032	1,995,125	204,090
"PI", Series 2010-20, Interest Only, 4.5%, 9/16/2033	7,111,121	620,429
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	6,703,255	1,005,972
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	448,933
“IP”, Series 2010-79, Interest Only, 4.5%, 5/20/2039	10,716,304	1,822,102
"VB", Series 2010-26, 5.0%, 1/20/2024	5,500,000	5,876,488
"UI", Series 2010-45, Interest Only, 5.0%, 5/20/2033	7,119,171	673,820
"KE", Series 2004-19, 5.0%, 3/16/2034	5,000,000	5,202,129
"Z", Series 2004-61, 5.0%, 8/16/2034	3,017,613	3,022,339
"LE", Series 2004-87, 5.0%, 10/20/2034	7,000,000	7,353,137
"ZB", Series 2005-15, 5.0%, 2/16/2035	13,378,458	14,126,361
"GZ", Series 2005-44, 5.0%, 7/20/2035	3,930,957	4,048,056
"CK", Series 2007-31, 5.0%, 5/16/2037	9,000,000	9,575,813
"ZN", Series 2009-64, 5.0%, 7/20/2039	21,375,821	22,027,175
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,128,074	1,110,542
"EY", Series 2010-46, 5.0%, 4/20/2040	45,000,000	48,247,879
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	1,177,301	49,524
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	3,390,562	461,582
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	9,578,463	1,156,203
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	3,020,485	379,077
"IB", Series 2005-73, Interest Only, 5.5%, 4/20/2032	2,857,540	175,515
"PC", Series 2003-19, 5.5%, 3/16/2033	8,000,000	8,750,724
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	5,713,236	780,657
"PC", Series 2007-2, 5.5%, 6/20/2035	11,510,346	12,507,450
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	5,430,131
"IJ", Series 2007-53, Interest Only, 5.75%, 6/20/2035	258,241	7,426
"IL", Series 2009-93, Interest Only, 6.0%, 10/16/2014	11,395,384	1,548,171
"HZ", Series 2004-17, 6.0%, 3/20/2034	1,497,790	1,614,037
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	840,909	152,407
"CT", Series 2009-42, 6.0%, 8/16/2035	10,090,913	11,013,328
"PY", Series 2009-122, 6.0%, 12/20/2039	11,065,104	11,931,078
"SM", Series 2009-100, Interest Only, 6.189% **, 5/16/2039	5,957,050	788,927
"SC", Series 2008-64, Interest Only, 6.239% **, 4/20/2028	5,051,571	240,864
"PS", Series 2008-40, Interest Only, 6.239% **, 5/16/2038	5,263,515	764,023
"SL", Series 2009-100, Interest Only, 6.239% **, 5/16/2039	6,884,980	943,108
"PS", Series 2003-55, Interest Only, 6.439% **, 6/20/2033	5,780,467	847,058
"SA", Series 2006-47, Interest Only, 6.539% **, 8/16/2036	1,660,297	270,733
"LS", Series 2003-74, Interest Only, 6.889% **, 12/20/2030	757,382	29,884
"SM", Series 2004-49, Interest Only, 6.889% **, 1/20/2034	19,619,047	2,195,320
"SU", Series 2004-30, Interest Only, 6.939% **, 2/20/2032	3,851,275	89,114
"SA", Series 2004-42, Interest Only, 7.339% **, 3/20/2032	7,086,415	1,196,041
"SM", Series 2003-60, Interest Only, 7.489% **, 1/16/2033	14,769,928	1,564,927
"SA", Series 1999-44, Interest Only, 8.289% **, 12/16/2029	1,375,387	257,596

Total Collateralized Mortgage Obligations (Cost $323,428,577)		345,431,519
US Government Agency Sponsored Pass-Throughs 2.7%
Federal National Mortgage Association, 5.0%, 3/1/2036 (a) (Cost $58,872,969)	56,000,000	58,874,374
Government & Agency Obligations 6.9%
Other Government Related (c) 0.7%
Ally Financial, Inc., FDIC Guaranteed, 1.75%, 10/30/2012	6,200,000	6,309,815
Western Corporate Federal Credit Union, 1.75%, 11/2/2012	7,800,000	7,941,055

		14,250,870
US Government Sponsored Agencies 1.1%
Federal Home Loan Mortgage Corp., 1.375%, 1/9/2013 (d)	5,248,000	5,315,395
Federal National Mortgage Association, 0.5%, 10/30/2012	19,735,000	19,682,820

		24,998,215
US Treasury Obligations 5.1%
US Treasury Bill, 0.185% ***, 3/17/2011 (e)	9,758,000	9,755,824
US Treasury Inflation-Indexed Note, 1.375%, 1/15/2020	6,068,160	6,306,147
US Treasury Notes:
0.375%, 8/31/2012	50,000,000	49,910,150
0.875%, 2/29/2012 (f)	25,000,000	25,145,500
3.625%, 2/15/2020	19,000,000	19,718,428

		110,836,049

Total Government & Agency Obligations (Cost $150,439,995)		150,085,134

	Shares	Value ($)
Securities Lending Collateral 14.2%
Daily Assets Fund Institutional, 0.27% (g) (h) (Cost $308,542,070)	308,542,070	308,542,070
Cash Equivalents 1.6%
Central Cash Management Fund, 0.19% (g) (Cost $36,004,066)	36,004,066	36,004,066

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,758,729,912) †	131.0	2,847,185,192
Other Assets and Liabilities, Net	(31.0)	(673,393,485)

Net Assets	100.0	2,173,791,707

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of December 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	These securities are shown at their current rate as of December 31, 2010.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,758,995,070. At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $88,190,122.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $91,937,280 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,747,158.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2010 amounted to $302,643,650 which is 13.9% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At December 31, 2010, this security has been pledged, in whole or in part, as collateral for open written options.
(e)	At December 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At December 31, 2010, this security has been pledged, in whole or in part, as collateral for open total return swap contracts.
(g)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At December 31, 2010, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Ultra Long Term US Treasury Bond	USD	3/22/2011	379	48,168,531	(1,364,992)

At December 31, 2010, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year US Treasury Note	USD	3/22/2011	2,650	319,159,375	459,884

Currency Abbreviation

USD	United States Dollar

At December 31, 2010, open written option contracts were as follows:

Written Options	Coupon Rate (%)	Contract Amount	Expiration Date	Strike Price ($)	Value ($)(i)

Call Options
30-Year GNSF	4.0	30,000,000	1/13/2011	104.2	9,375
30-Year GNSF	4.5	30,000,000	1/13/2011	106.4	9,375
30-Year GNSF	5.0	30,000,000	1/13/2011	107.3	533
30-Year GNSF	5.5	30,000,000	1/13/2011	108.2	65,625
30-Year GNSF	4.0	30,000,000	1/13/2011	103.0	9,375
30-Year GNSF	4.0	30,000,000	1/13/2011	103.1	364
30-Year GNSF	4.5	30,000,000	1/13/2011	105.6	9,375
30-Year GNSF	4.5	90,000,000	1/13/2011	105.5	28,125
30-Year GNSF	4.5	30,000,000	2/10/2011	104.9	45,337
30-Year GNSF	5.0	30,000,000	1/13/2011	107.6	1,659
30-Year GNSF	5.0	30,000,000	2/10/2011	107.5	34,687
30-Year GNSF	5.5	30,000,000	1/13/2011	108.8	6,866
30-Year GNSF	5.5	30,000,000	2/10/2011	108.6	36,009
Total Call Options (Premiums received $2,530,078)					256,705

Put Options
30-Year GNSF	4.0	30,000,000	1/13/2011	103.2	843,750
30-Year GNSF	4.5	30,000,000	1/13/2011	105.4	534,375
30-Year GNSF	5.0	30,000,000	1/13/2011	107.3	291,090
30-Year GNSF	5.5	30,000,000	1/13/2011	108.2	93,750
30-Year GNSF	4.0	30,000,000	1/13/2011	103.1	708,307
30-Year GNSF	4.0	30,000,000	1/13/2011	103.0	796,875
30-Year GNSF	4.0	30,000,000	1/13/2011	103.1	712,696
30-Year GNSF	4.5	30,000,000	1/13/2011	105.6	600,000
30-Year GNSF	4.0	30,000,000	2/10/2011	102.5	825,000
30-Year GNSF	4.5	55,000,000	2/10/2011	102.7	221,542
30-Year GNSF	4.5	30,000,000	2/10/2011	104.8	465,000
30-Year GNSF	4.5	30,000,000	2/10/2011	104.8	543,750
30-Year GNSF	4.5	30,000,000	2/10/2011	104.8	553,125
30-Year GNSF	5.0	30,000,000	1/13/2011	106.9	215,625
30-Year GNSF	5.0	30,000,000	2/10/2011	106.8	297,188
Total Put Options (Premiums received $4,310,156)					7,702,073

Total Written Options (Premiums received $6,840,234)					7,958,778

(i)	Net unrealized depreciation at December 31, 2010 was 1,118,544.

At December 31, 2010, open total return swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

5/28/2010 6/1/2012	84,400,0001	0.45%	Citi Global Interest Rate Strategy Index	136,977	56,267	80,710

Counterparty:
1	Citigroup, Inc.
GNSF: Government National Single Family

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Government National Mortgage Association	$—	$1,944,620,096	$—		$1,944,620,096
Commercial Mortgage-Backed Securities	—	3,627,933	—		3,627,933
Collateralized Mortgage Obligations	—	336,595,939	8,835,580		345,431,519
US Government Agency Sponsored Pass-Throughs	—	58,874,374	—		58,874,374
Government & Agency Obligations	—	140,329,310	—		140,329,310
Short-Term Investments (j)	344,546,136	9,755,824	—		354,301,960
Derivatives (k)	—	80,710	—		80,710
Total	$344,546,136	$2,493,884,186	$8,835,580		$2,847,265,902
Liabilities
Derivatives (k)	$(905,108)	$ —	$(7,958,778)	$	(8,863,886)
Total	$(905,108)	$ —	$(7,975,778)		$(8,863,886)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.

(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, total return swaps and options written, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Collateral Mortgage Obligations	Written Options
Balance as of September 30, 2010	$9,076,463	$(1,462,362)
Realized gains (loss)	(8,948)	(384,375)
Change in unrealized appreciation (depreciation)	(24,248)	(1,971,807)
Amortization premium/ discount	(308,781)	—
Net purchases (sales)	101,094	(4,140,234)
Transfers into Level 3	—	—
Transfers (out) of Level 3	—	—
Balance as of December 31, 2010	$8,835,580	$(7,958,778)
Net change in unrealized appreciation (depreciation) from investments still held at December 31, 2010	$(24,248)	$(1,118,544)

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$(905,108)	$80,710	$(1,118,544)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011